                      THE DIRECTOR OUTLOOK (SERIES II AND IIR)
                              SEPARATE ACCOUNT TWO
                         HARTFORD LIFE INSURANCE COMPANY

                              FILE NO. 333-101950



              SUPPLEMENT DATED DECEMBER 15, 2004 TO THE PROSPECTUS
          AND STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 1, 2004

             SUPPLEMENT DATED DECEMBER 15, 2004 TO YOUR PROSPECTUS

HARTFORD BOND HLS FUND - NAME CHANGE

Effective March 15, 2005, Hartford Bond HLS Fund is changing its name to Hartford Total Return Bond HLS Fund. All references in the prospectus to "Hartford Bond HLS Fund" are deleted and replaced with "Hartford Total Return Bond HLS Fund."

HARTFORD BOND HLS FUND - OBJECTIVE CHANGE

Under the section entitled "The Funds," the paragraph describing the investment objective of Hartford Bond HLS Fund is deleted and replaced with the following:

      Hartford Total Return Bond HLS Fund - Seeks competitive total return, with income as a secondary objective.

HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT - CLOSURE

Hartford Capital Appreciation HLS Fund Sub-Account is closed to all Contracts issued on or after January 3, 2005.

For Contracts issued before January 3, 2005, Hartford Capital Appreciation HLS Fund Sub-Account is closed to subsequent premium payments and transfers of Contract Value effective as of the close of regular trading of the New York Stock Exchange on February 28, 2005.

Any Dollar Cost Averaging, InvestEase, Asset Rebalancing Program or other administrative program established on or before February 28, 2005, that includes transfers of Contract Value or allocations to Hartford Capital Appreciation HLS Fund Sub-Account will continue uninterrupted. In addition, Hartford Capital Appreciation HLS Fund Sub-Account will not be available for any Dollar Cost Averaging, InvestEase(R), Asset Rebalancing Program or other administrative program established after February 28, 2005.

Hartford Capital Appreciation HLS Fund will remain open:

     - to certain owners of older Contracts as a result of settlement of litigation against Hartford;
     - to certain owners of other investment products offered by Hartford; and
     -  to certain qualified retirement plans.

         THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE
                                   REFERENCE.

HV- 5121

                       SUPPLEMENT DATED DECEMBER 15, 2004
                  TO YOUR STATEMENT OF ADDITIONAL INFORMATION


HARTFORD BOND HLS FUND - NAME CHANGE

Effective March 15, 2005, Hartford Bond HLS Fund is changing its name to Hartford Total Return Bond HLS Fund. All references in the statement of additional information to "Hartford Bond HLS Fund" are deleted and replaced with "Hartford Total Return Bond HLS Fund."










                   THIS SUPPLEMENT SHOULD BE RETAINED WITH THE
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

HV-5123